ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)				3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 22, 2020 shares	Mar. 01, 2019 USD ($) shares	Apr. 11, 2018 shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 06, 2021
Product Information [Line Items]
Doubtful accounts premiums						$ 0	$ 0	$ 0
Impairment on intangible assets							979,428
Impairment loss on goodwill							863,833
Goodwill				$ 456,857		454,201	454,201	1,406,289
Contract with customer advance				140,664		139,334	139,334	382,518
Amount of customer advances in opening balance				9,786			332,806	580,151
Sales and distribution expenses				$ 13,242	$ 18,155		$ 61,047	89,416
Value added tax							13.00%
Statutory reserves						$ 1,047,959	$ 1,047,959	$ 636,898
Number of operating segments | Segment							1
Accounts Payable [Member] | Customer Concentration Risk [Member] | Two Suppliers [Member]
Product Information [Line Items]
Concentration risk percentage							10.00%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | One Supplier [Member]
Product Information [Line Items]
Concentration risk percentage								10.00%
Minimum [Member]
Product Information [Line Items]
Statuory reserve percentage							10.00%
Maximum [Member]
Product Information [Line Items]
Statuory reserve percentage							50.00%
Maximum [Member] | China Deposit Insurance System [Member]
Product Information [Line Items]
FDIC insured amount | ¥									¥ 500,000
VAT Small Taxpayers [Member]
Product Information [Line Items]
Value added tax					1.00%	0.00%	3.00%
DaXingHuaShang Investment Group Limited [Member]
Product Information [Line Items]
Ownership percentage										70.00%
Share Exchange Agreement [Member] | DaXingHuaShang Investment Group Limited [Member]
Product Information [Line Items]
Stock issued during period, shares, new Issues | shares			15,000,000
Number of shares exchanged | shares			15,000,000
Sale and Purchase Agreement [Member] | Jiujiu Group Stock Co., Ltd [Member]
Product Information [Line Items]
Number of shares exchanged | shares		5
Ownership percentage		100.00%
Value shares issued in exchange		$ 150
Xixingdao Agreement [Member] | QHDX [Member]
Product Information [Line Items]
Number of shares exchanged | shares	243,134
Ownership percentage	90.00%